CONDENSED CONSOLIDATED INCOME STATEMENT (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
CONDENSED CONSOLIDATED INCOME STATEMENT (UNAUDITED) [Abstract]
Shipping revenues	$ 142,196	$ 104,740	$ 600,046	$ 343,233
Operating expenses
Voyage expenses	(24,691)	(45,847)	(127,296)	(137,360)
Vessel operating expenses	(20,496)	(19,385)	(60,044)	(56,453)
Depreciation and amortization	(31,117)	(29,656)	(92,217)	(84,922)
Impairment charges	(4,920)	0	(4,920)	0
General and administrative expense	(4,084)	(3,520)	(13,418)	(11,266)
Total operating expenses	(85,307)	(98,408)	(297,894)	(290,000)
Operating income	56,889	6,331	302,152	53,233
Share of profit from associated companies	340	158	850	585
Interest income	3	113	199	720
Interest expense	(8,863)	(13,807)	(32,112)	(42,315)
Fair value gain/(loss) on derivative financial liabilities	2,611	(1,510)	(10,477)	(12,853)
Other financial (expense)/income	(181)	(661)	(1,253)	(1,440)
Profit/(loss) before tax	50,799	(9,376)	259,359	(2,070)
Income tax expense	(127)	(15)	(705)	(111)
Net income/(loss) after tax	50,672	(9,391)	258,654	(2,181)
Attributable to owners of non-controlling interest	3	(4)	7	(4)
Attributable to the owners of parent	$ 50,669	$ (9,387)	$ 258,647	$ (2,178)
Basic net income/(loss) per share (in dollars per share)	$ 0.32	$ (0.07)	$ 1.72	$ (0.02)
Diluted net income/(loss) per share (in dollars per share)	$ 0.31	$ (0.07)	$ 1.56	$ (0.02)
Weighted average number of shares (basic) (in shares)	157,771,616	142,418,941	150,647,701	142,347,867
Weighted average number of shares (diluted) (in shares)	170,853,711	142,554,889	169,788,132	142,435,420